Earnings (Loss) Per Share - Schedule of Earnings (Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jun. 09, 2021
Numerator:
Net loss attributable to UpHealth, Inc. | $	$ (223,000)	$ (341,023)
Denominator:
Weighted average shares outstanding (in shares) | shares	14,699	10,703
Basic (in dollars per share)	$ (15.17)	$ (31.86)
Diluted (in dollars per share)	$ (15.17)	$ (31.86)
Exchange ratio			10.28